Liquidity, Business Risks And Ability To Continue As A Going Concern	12 Months Ended
Dec. 31, 2011
Liquidity, Business Risks And Ability To Continue As A Going Concern [Abstract]
Liquidity, Business Risks And Ability To Continue As A Going Concern

2. Liquidity, Business Risks and Ability to Continue as a Going Concern

The Company's consolidated financial statements have been prepared assuming it will continue as a going concern. At December 31, 2011, the Company had approximately $1.5 million in cash and cash equivalents. Management believes that the current cash and cash equivalents will be sufficient to support our currently planned continuing operations through at least June of 2012. However, the Company's ability to continue as a going concern is largely dependent upon achieving a collaboration with a pharmaceutical partner or raising additional capital to advance its lead compounds, Dextofisopam, for the treatment of IBS, and Levotofisopam, for the treatment of Gout in 2012. The Company has in the past pursued various funding and financing options; however management believes that future funding or financing options will continue to be challenging because of the current environment.

The Company does not currently have the finances and resources to conduct large clinical trials for its most advanced compound, Dextofisopam and continues to seek a partner. Meanwhile, the Company is pursuing the development of Levotofisopam for the treatment of Gout and will incur clinical trial costs. The Company expects to have sufficient cash to fund the development of Levotofisopam through completion of a proof-of-concept Gout trial (the Gout trial) based on current estimates. During the first quarter of 2012, the Company expects to have more information on the probability of success of the Gout trial. The Company intends to partner Levotofisopam upon successful completion of this trial. Should this not occur, the Company will be unable to continue operations, including repayment of the outstanding convertible debenture, unless additional capital can be obtained.

As such, these factors raise substantial doubt as to the Company's ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.